Note 5 - Loans and Related Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2018	2017

Commercial and industrial	$83,857	$101,346
Real estate - construction	56,731	47,017
Real estate - mortgage:
Residential	336,487	318,157
Commercial	498,247	437,947
Consumer installment	16,787	18,746
	992,109	923,213
Less: Allowance for loan and lease losses	(7,428)	(7,190)

Net loans	$984,681	$916,023

Schedule Of Financing Receivable By Segment [Table Text Block]
			Real Estate- Mortgage
December 31, 2018	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$2,570	$-	$1,970	$9,533	$2	$14,075
Collectively evaluated for impairment	81,287	56,731	334,517	488,714	16,785	978,034
Total loans	$83,857	$56,731	$336,487	$498,247	$16,787	$992,109
			Real estate- Mortgage
December 31, 2017	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$3,627	$44	$2,824	$5,610	$4	$12,109
Collectively evaluated for impairment	97,719	46,973	315,333	432,337	18,742	911,104
Total loans	$101,346	$47,017	$318,157	$437,947	$18,746	$923,213

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
			Real Estate- Mortgage
December 31, 2018	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$667	$-	$43	$643	$1	$1,354
Collectively evaluated for impairment	302	100	1,538	4,008	126	6,074
Total ending allowance balance	$969	$100	$1,581	$4,651	$127	$7,428
			Real Estate- Mortgage
December 31, 2017	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$694	$-	$140	$733	$-	$1,567
Collectively evaluated for impairment	305	313	1,620	3,303	82	5,623
Total ending allowance balance	$999	$313	$1,760	$4,036	$82	$7,190
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2017	$999	$313	$1,760	$4,036	$82	$7,190
Charge-offs	(610)	-	(177)	(111)	(220)	(1,118)
Recoveries	287	63	128	-	38	516
Provision	293	(276)	(130)	726	227	840
ALLL balance at December 31, 2018	$969	$100	$1,581	$4,651	$127	$7,428
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2016	$448	$172	$2,818	$3,135	$25	$6,598
Charge-offs	(536)	-	(117)	(39)	(462)	(1,154)
Recoveries	234	34	241	111	81	701
Provision	853	107	(1,182)	829	438	1,045
ALLL balance at December 31, 2017	$999	$313	$1,760	$4,036	$82	$7,190

Impaired Financing Receivables [Table Text Block]
December 31, 2018
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$207	$413	$-
Real estate - mortgage:
Residential	1,306	1,462	-
Commercial	1,867	2,186	-
Total	$3,380	$4,061	$-

With an allowance recorded:
Commercial and industrial	$2,363	$3,013	$667
Real estate - mortgage:
Residential	664	715	43
Commercial	7,666	7,676	643
Consumer installment	2	2	1
Total	$10,695	$11,406	$1,354

Total:
Commercial and industrial	$2,570	$3,426	$667
Real estate - mortgage:
Residential	1,970	2,177	43
Commercial	9,533	9,862	643
Consumer installment	2	2	1
Total	$14,075	$15,467	$1,354
December 31, 2017
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$450	$1,006	$-
Real estate - construction	44	44	-
Real estate - mortgage:
Residential	1,685	1,904	-
Commercial	1,870	1,984	-
Consumer installment	4	4	-
Total	$4,053	$4,942	$-

With an allowance recorded:
Commercial and industrial	$3,177	$3,888	$694
Real estate - mortgage:
Residential	1,139	1,179	140
Commercial	3,740	3,913	733
Total	$8,056	$8,980	$1,567

Total:
Commercial and industrial	$3,627	$4,894	$694
Real estate - construction	44	44	-
Real estate - mortgage:
Residential	2,824	3,083	140
Commercial	5,610	5,897	733
Consumer installment	4	4	-
Total	$12,109	$13,922	$1,567

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2018		As of December 31, 2017
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial and industrial	$4,210	$172	$2,378	$123
Real estate - construction	9	-	565	20
Real estate - mortgage:
Residential	2,531	57	3,068	75
Commercial	6,805	377	6,820	159
Consumer installment	3	-	5	-
Total	$13,558	$606	$12,836	$377

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2018
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	1	-	1	$44	$44
Residential real estate	3	2	5	286	286
Commercial real estate	1	-	1	94	94
				$424	$424
	December 31, 2017
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	4	-	4	$127	$127
Residential real estate	5	-	5	256	256
				$383	$383

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special			Total
December 31, 2018	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$77,002	$4,572	$2,283	$-	$83,857
Real estate - construction	55,397	1,334	-	-	56,731
Real estate - mortgage:
Residential	332,475	553	3,459	-	336,487
Commercial	483,516	6,617	8,114	-	498,247
Consumer installment	16,776	-	11	-	16,787
Total	$965,166	$13,076	$13,867	$-	$992,109
		Special			Total
December 31, 2017	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$95,621	$1,942	$3,783	$-	$101,346
Real estate - construction	46,995	-	22	-	47,017
Real estate - mortgage:
Residential	312,176	723	5,258	-	318,157
Commercial	424,225	9,164	4,558	-	437,947
Consumer installment	18,742	-	4	-	18,746
Total	$897,759	$11,829	$13,625	$-	$923,213

Past Due Financing Receivables [Table Text Block]
		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2018	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$82,770	$288	$213	$586	$1,087	$83,857
Real estate - construction	56,731	-	-	-	-	56,731
Real estate - mortgage:
Residential	331,379	2,612	1,083	1,413	5,108	336,487
Commercial	496,597	664	-	986	1,650	498,247
Consumer installment	16,768	19	-	-	19	16,787
Total	$984,245	$3,583	$1,296	$2,985	$7,864	$992,109
		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2017	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$99,633	$1,607	$29	$77	$1,713	101,346
Real estate - construction	47,017	-	-	-	-	47,017
Real estate - mortgage:
Residential	314,866	1,977	227	1,087	3,291	318,157
Commercial	434,879	1,907	1	1,160	3,068	437,947
Consumer installment	18,736	10	-	-	10	18,746
Total	$915,131	$5,501	$257	$2,324	$8,082	923,213

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
		90+ Days Past
December 31, 2018	Nonaccrual	Due and Accruing

Commercial and industrial	$996	$91
Real estate - construction	-	-
Real estate - mortgage:
Residential	2,731	754
Commercial	2,864	100
Consumer installment	4	-
Total	$6,595	$945
		90+ Days Past
December 31, 2017	Nonaccrual	Due and Accruing

Commercial and industrial	$1,120	$-
Real estate - construction	-	-
Real estate - mortgage:
Residential	4,002	-
Commercial	3,311	-
Consumer installment	-	-
Total	$8,433	$-

Subsequently Defaulted [Member]
Notes Tables
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2018
	Number of	Recorded
Troubled Debt Restructurings subsequently defaulted	Contracts	Investment
Residential real estate	1	$19